DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Assets, Noncurrent	$ 576,712	¥ 4,014,958	¥ 3,356,702
Capital Addition Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment	89,429	622,584	660,758
Assets, Noncurrent		0	13,800
Debt Instrument, Face Amount		0	10,731
Impairment loss on deposit assets	$ 8,963	¥ 62,400	¥ 0	¥ 0